COMMITMENTS, GUARANTEES, PRODUCT WARRANTIES AND OTHER LOSS CONTINGENCIES - Alstom Legacy Matters (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Alstom Legacy Matters
Loss Contingencies [Line Items]
Loss contingency accrual	$ 455	$ 567